Schedule of investments
Delaware National High-Yield Municipal Bond Fund	May 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.20%
Corporate Revenue Bond — 0.90%
Arkansas Development Finance Authority Revenue
(United States Steel Corporation Project) 5.70% 5/1/53 (AMT)	18,750,000	$ 18,843,562
		18,843,562
Education Revenue Bonds — 16.78%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects)
144A 5.25% 7/1/43 #	255,000	246,692
144A 5.375% 7/1/53 #	965,000	910,815
144A 5.50% 7/1/58 #	1,115,000	1,061,826
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	2,874,784
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,205,000	1,235,523
144A 6.00% 7/1/47 #	4,735,000	4,795,987
(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	743,655
(Benjamin Franklin Charter School Projects)
Series A 144A 5.25% 7/1/53 #	1,000,000	931,490
Series A 144A 5.50% 7/1/58 #	1,385,000	1,309,088
(Empower College Prep Project) 144A 6.00% 7/1/49 #	1,000,000	974,240
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,031,080
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	5,000,000	4,366,950
(Odyssey Preparatory Academy Project) 144A 5.00% 7/1/54 #	5,000,000	4,336,700
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	2,500,000	2,473,600
Arlington, Texas Higher Education Finance
(KIPP Texas, Inc.) 3.00% 8/15/49 (PSF)	4,000,000	2,953,800
Build NYC, New York Resource
5.00% 11/1/39	1,000,000	815,010
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	1,000,000	1,010,880
144A 5.75% 6/1/62 #	1,000,000	1,005,710
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	559,487
NQ-NQ [5/23] 7/23 (2980419)    1

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC, New York Resource
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.50% 5/1/48 #	1,500,000	$ 1,473,960
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,265,000	1,290,009
5.25% 7/1/62	6,355,000	6,423,825
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,250,087
144A 5.75% 2/1/49 #	2,700,000	2,499,093
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	10,750,000	10,366,870
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	24,445,000	28,673,496
Series V-2 2.25% 4/1/51	3,975,000	2,572,461
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	4,027,560
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,250,000	4,856,250
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/41 #	1,750,000	1,671,688
Series A 144A 5.00% 7/1/46 #	1,000,000	921,770
(Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	1,679,634
California Public Finance Authority Educational Revenue
(Crossroads Christian School Project) 144A 5.00% 1/1/56 #	2,000,000	1,623,180
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	589,996
Series A 144A 5.00% 8/1/40 #	605,000	603,971
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/52 #	1,000,000	757,110
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,500,000	2,519,350
2    NQ-NQ [5/23] 7/23 (2980419)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(Hawking Steam Charter School Project)
144A 5.375% 7/1/56 #	995,000	$ 952,752
Series A 144A 5.00% 7/1/42 #	860,000	819,305
Series A 144A 5.50% 7/1/62 #	1,000,000	967,240
(John Adams Academies - Obligated Group) Series A 144A 5.125% 7/1/62 #	1,680,000	1,465,985
(Lighthouse Community Public Schools - Obligated Group)
Series A 144A 6.25% 6/1/42 #	1,000,000	1,020,490
Series A 144A 6.375% 6/1/52 #	1,240,000	1,263,746
Series A 144A 6.50% 6/1/62 #	2,300,000	2,342,159
(New Designs Charter School) Series A 5.50% 6/1/42	1,750,000	1,750,455
(Sonoma County Junior College District Project)
Series A 144A 4.00% 11/1/41 #	2,980,000	2,454,328
Series A 144A 4.00% 11/1/55 #	2,500,000	1,842,725
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,001,350
Series A 6.00% 10/1/49	720,000	720,835
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project) Series A 144A 5.00% 6/1/46 #	1,500,000	1,400,925
Camden County, New Jersey Improvement Authority Revenue
(KIPP:Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	3,500,000	3,679,585
Capital Trust Agency Educational Facilities Housing Revenue
(Pineapple Cove Classical Academy Inc. Project) Series A 144A 5.375% 7/1/54 #	6,000,000	5,545,380
(The Pepin Academies Inc. Project) Series A 5.75% 7/1/55	2,625,000	2,344,755
Capital Trust Student Housing Revenue
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	8,000,000	7,221,440
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue
(West Chester University of Pennsylvania) Series A 5.00% 8/1/30	2,200,000	2,199,934
NQ-NQ [5/23] 7/23 (2980419)    3

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax
5.00% 4/1/45	1,665,000	$ 1,711,737
(Dedicated Revenues)
5.00% 4/1/41	2,000,000	2,074,940
5.75% 4/1/48	5,150,000	5,596,762
City of Burbank, Illinois
(Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	3,942,800
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	2,008,460
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/40 #	1,110,000	1,020,057
144A 5.00% 12/1/55 #	1,720,000	1,445,849
(Loveland Classical Schools Project) 144A 5.00% 7/1/46 #	3,000,000	2,735,700
(Skyview Academy Project) 144A 5.375% 7/1/44 #	500,000	492,230
Florida Development Finance Revenue
(Mater Academy Projects) Series A 5.00% 6/15/56	1,630,000	1,544,653
(Renaissance Charter School Projects) Series C 144A 5.00% 9/15/50 #	2,000,000	1,638,520
Florida Development Finance Surface Transportation Facility Revenue
(Cornerstone Charter Academy Project)
144A 5.125% 10/1/52 #	4,110,000	3,780,255
144A 5.25% 10/1/56 #	1,900,000	1,751,686
(Mater Academy Projects) Series A 4.00% 6/15/52	1,145,000	914,706
Hawaii State Department of Budget & Finance
(Hawaii Pacific University) Series A 144A 6.875% 7/1/43 #	2,000,000	2,001,260
Idaho Housing & Finance Association
(Compass Public Charter School) Series A 144A 5.00% 7/1/54 #	860,000	789,093
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	605,000	613,876
4    NQ-NQ [5/23] 7/23 (2980419)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association
(North Star Charter School)
Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #, ^	2,888,155	$ 487,376
Series A 6.75% 7/1/48	529,150	551,845
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,000,000	1,001,570
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project) 5.00% 12/1/47	2,965,000	2,892,061
Illinois Finance Authority Educational Facility Revenue
(Rogers Park Montessori)
6.00% 2/1/34	675,000	677,936
6.125% 2/1/45	1,800,000	1,805,436
Illinois Finance Authority Revenue
(Acero Charter Schools) 144A 4.00% 10/1/42 #	2,245,000	1,748,114
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,640,000	3,404,783
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project) Series A 5.00% 7/1/58	1,250,000	1,116,075
Louisiana Public Facilities Authority Revenue
(Geo Academies Ebr - Geo Prep Mid-City Project)
144A 6.125% 6/1/52 #	1,030,000	1,020,339
144A 6.25% 6/1/62 #	1,420,000	1,407,688
(Jefferson Rise Charter School Project)
Series A 144A 6.25% 6/1/52 #	1,000,000	945,200
Series A 144A 6.375% 6/1/62 #	1,330,000	1,244,428
(Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,502,760
(Lincoln Preparatory School Project)
Series A 144A 5.25% 6/1/60 #	2,000,000	1,611,760
Series A 144A 6.375% 6/1/52 #	1,000,000	964,840
Series A 144A 6.50% 6/1/62 #	2,000,000	1,952,960
NQ-NQ [5/23] 7/23 (2980419)    5

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Macomb County, Michigan State Public School Academy Revenue
(Academy Of Warren) Series A 144A 5.50% 5/1/50 #	1,810,000	$ 1,447,982
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,682,033
Series A 144A 6.00% 6/15/52 #	1,530,000	1,535,156
Maricopa County, Arizona Industrial Development Authority
(Choice Academies, Inc. Project) Series AZ 144A 5.75% 9/1/45 #	5,000,000	4,835,100
Massachusetts Development Finance Agency Revenue
Series V 5.00% 7/1/55	14,470,000	16,671,176
(Massachusetts Institute Of Technology) Series P 5.00% 7/1/50	1,750,000	2,038,943
Miami-Dade County, Florida Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,001,170
Series A 144A 6.00% 9/15/45 #	1,000,000	1,000,310
Michigan Finance Authority Limited Obligation Revenue
(Landmark Academy Project) 5.00% 6/1/45	2,000,000	1,739,860
(Public School Academy Old Redford) Series A 6.50% 12/1/40	900,000	861,984
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,567,279
Series A 144A 5.125% 12/15/45 #	5,030,000	4,611,755
New York State Dormitory Authority
(Columbia University) Series A 5.00% 10/1/50	1,965,000	2,320,272
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(1st Philadelphia Preparatory) Series A 7.25% 6/15/43	1,230,000	1,264,834
(Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	1,543,357
6    NQ-NQ [5/23] 7/23 (2980419)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	$ 3,657,160
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	1,839,400
Phoenix, Arizona Industrial Development Authority Student Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project) Series A 5.00% 7/1/42	1,000,000	1,003,960
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 4.00% 6/15/57 #	500,000	354,500
144A 4.00% 6/15/57 #	4,000,000	2,836,000
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	478,750
144A 5.75% 5/1/50 #	2,530,000	2,413,468
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #	7,000,000	6,153,490
144A 5.00% 7/1/55 #	6,250,000	5,392,750
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	718,466
Series A 5.00% 8/15/46	1,000,000	905,670
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/46 #	2,300,000	1,635,714
Series A 144A 4.00% 6/1/56 #	1,530,000	997,637
(High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	5,029,950
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Confluence Academy Project) Series A 144A 5.625% 6/15/53 #	4,805,000	4,287,357
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	2,137,626
University of Texas System Board of Regents
Series B 5.00% 8/15/49	33,875,000	39,465,052
NQ-NQ [5/23] 7/23 (2980419)    7

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Virginia
Series A 2.18% 11/1/51	10,000,000	$ 5,821,500
Upper Dauphin Industrial Development Authority
(Pennsylvania Steam Academy Charter School Project) Series A 144A 6.25% 7/1/57 #	2,400,000	2,219,640
Upper Illinois River Valley Development Authority Revenue
(Elgin Math And Science Academy Charter School Project) Series A 144A 6.00% 3/1/63 #	2,990,000	2,867,739
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	942,060
Series A 144A 5.00% 6/15/50 #	2,200,000	1,928,652
Wisconsin Public Finance Authority Revenue
(Minnesota College of Osteopathic Medicine)
Series A-1 144A 5.50% 12/1/48 #, ‡	125,528	38,913
Subordinate Series B 144A 7.75% 12/1/48 #, •	2,500,000	25,000
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,482,075
(Shining Rock Classical Academy)
Series A 6.00% 6/15/52	1,000,000	925,270
Series A 6.125% 6/15/57	1,000,000	927,010
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	435,000	411,458
Series A 144A 5.00% 6/15/39 #	500,000	476,645
Series A 144A 5.00% 6/15/49 #	1,100,000	985,193
Yonkers, New York Economic Development Education Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project) Series A 5.00% 10/15/54	465,000	409,074
		352,717,161
Electric Revenue Bonds — 3.73%
Build NYC, New York Resource
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	4,520,000	4,150,671
California Community Choice Financing Authority
(Clean Energy Project) Series C 5.25% 1/1/54 •	3,000,000	3,137,880
8    NQ-NQ [5/23] 7/23 (2980419)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Guam Power Authority Revenue
Series A 5.00% 10/1/44	6,000,000	$ 6,150,180
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	1,235,000	1,275,977
Series A 5.00% 10/1/42	2,000,000	2,058,560
Series A 5.00% 10/1/43	2,650,000	2,723,379
New York Power Authority Revenue
Series A 4.00% 11/15/55	5,000,000	4,798,900
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	6,181,262
Series A 5.05% 7/1/42 ‡	4,590,000	3,293,325
Series A 6.75% 7/1/36 ‡	1,500,000	1,089,375
Series AAA 5.25% 7/1/25 ‡	925,000	661,375
Series AAA 5.25% 7/1/26 ‡	1,030,000	736,450
Series AAA 5.25% 7/1/27 ‡	5,330,000	3,824,275
Series AAA 5.25% 7/1/28 ‡	1,205,000	864,588
Series CCC 5.25% 7/1/27 ‡	5,525,000	3,964,187
Series TT 5.00% 7/1/37 ‡	1,500,000	1,076,250
Series WW 5.00% 7/1/28 ‡	3,405,000	2,443,088
Series WW 5.25% 7/1/25 ‡	1,530,000	1,093,950
Series WW 5.25% 7/1/33 ‡	830,000	595,525
Series WW 5.50% 7/1/38 ‡	9,325,000	6,702,344
Series XX 4.75% 7/1/26 ‡	920,000	653,200
Series XX 5.25% 7/1/40 ‡	9,795,000	7,027,912
Series XX 5.75% 7/1/36 ‡	5,840,000	4,204,800
Series ZZ 4.75% 7/1/27 ‡	760,000	539,600
Series ZZ 5.25% 7/1/24 ‡	1,275,000	911,625
Series ZZ 5.25% 7/1/26 ‡	7,005,000	5,008,575
Salt River Project Agricultural Improvement & Power District
Series A 5.00% 1/1/50	3,000,000	3,300,330
		78,467,583
Healthcare Revenue Bonds — 14.28%
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier) Series D 7.25% 1/1/52	7,410,000	4,824,873
(Senior Living, LLC Project Second Tier) Series B 5.25% 1/1/37	420,000	313,156
Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project) Series B 5.00% 1/1/47	2,375,000	1,467,608
NQ-NQ [5/23] 7/23 (2980419)    9

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A 5.00% 1/1/54	2,595,000	$ 1,509,019
(Great Lakes Senior Living Communities LLC Project Fourth Tier) Series D 144A 7.25% 1/1/54 #	2,500,000	1,301,900
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	975,000	505,557
Series B 5.125% 1/1/54	1,130,000	565,881
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 144A 5.00% 1/1/49 #	1,000,000	471,610
Birmingham, Alabama Special Care Facilities Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,756,242
5.75% 6/1/35	1,500,000	1,395,450
5.75% 6/1/45	2,500,000	2,105,150
6.00% 6/1/50	3,130,000	2,653,019
California Educational Facilities Authority Revenue
(Stanford University) Series V-2 5.00% 4/1/51	1,245,000	1,456,924
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	14,170,000	10,554,808
Series A 3.00% 8/15/51 (AGM)	1,025,000	778,221
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,870,000	5,406,869
California Municipal Finance Authority Revenue
(Community Health System Project) Series A 3.00% 2/1/46 (AGM)	10,000,000	7,876,800
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
5.25% 1/1/45	1,295,000	1,026,171
Series A 144A 6.625% 1/1/32 #	500,000	494,185
Series A 144A 6.875% 1/1/42 #	1,500,000	1,444,770
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	481,445
10    NQ-NQ [5/23] 7/23 (2980419)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Enloe Medical Center) Series A 5.375% 8/15/57 (AGM)	2,000,000	$ 2,132,260
(Loma Linda University Medical Center) Series A 144A 5.50% 12/1/58 #	5,000,000	4,783,400
Camden County, New Jersey Improvement Authority Revenue
(Cooper Health System Obligation Group) 5.75% 2/15/42	2,050,000	2,052,767
Capital Trust Agency Senior Living Facilities Revenue
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,000,000	1,436,580
Clackamas County, Oregon Hospital Facility Authority
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	915,920
Series A 5.375% 11/15/55	1,000,000	920,420
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	500,000	361,555
(American Baptist) 8.00% 8/1/43	2,500,000	2,520,550
(Capella of Grand Junction Project) 144A 5.00% 12/1/54 #	1,255,000	829,015
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	502,315
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	604,178
Series A 144A 5.75% 12/1/35 #	1,150,000	852,737
Series A 144A 6.125% 12/1/45 #	1,200,000	821,640
Series A 144A 6.25% 12/1/50 #	560,000	378,431
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	4,000,000	4,038,680
5.50% 2/15/52	4,930,000	5,007,648
5.50% 2/15/57	6,365,000	6,456,019
Decatur, Texas Hospital Authority Revenue
(Wise Regional Health System)
Series C 4.00% 9/1/29	491,000	446,132
Series C 4.00% 9/1/34	987,000	855,917
Series C 4.00% 9/1/44	2,036,000	1,602,760
NQ-NQ [5/23] 7/23 (2980419)    11

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	950,000	$ 730,208
5.25% 11/15/51	1,350,000	923,508
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	4,500,000
Health and Educational Facilities Authority of the State of Missouri Health Facilities Revenue
(Mercy Health) 4.00% 6/1/53	4,810,000	4,394,897
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond) Series A 5.00% 10/1/52	2,025,000	2,045,007
Hospital Facilities Authority of Multnomah County
(Mirabella at South Waterfront) Series A 5.50% 10/1/49	2,400,000	2,077,464
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
Series A 3.00% 3/1/51	7,430,000	5,227,079
Series A 4.00% 3/1/51	2,000,000	1,760,340
Series A 5.00% 3/1/33	485,000	514,750
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	393,107
Illinois Finance Authority Revenue
(Plymouth Place, Inc.) Series A 6.75% 5/15/58	3,000,000	3,045,870
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	707,517
5.25% 5/15/54	5,910,000	4,242,494
5.50% 5/15/54	3,375,000	2,522,306
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	1,772,325
Series A 144A 5.60% 1/1/56 #	2,630,000	1,794,160
Iowa Finance Authority
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,320,707
5.25% 8/1/55	2,500,000	1,860,350
Kalispell, Montana
Series A 5.25% 5/15/32	435,000	413,794
12    NQ-NQ [5/23] 7/23 (2980419)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/52	1,600,000	$ 1,257,776
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,198,231
5.75% 11/15/45	3,000,000	2,539,650
5.75% 11/15/50	1,600,000	1,322,272
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	5,000,000	3,756,650
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,124,625
Series A 5.75% 8/15/55	1,500,000	1,246,380
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	3,500,000	2,403,450
Series A 5.00% 1/1/55	2,635,000	1,736,096
Maricopa County, Arizona Industrial Development Authority
(Christian Care Surprise Project) Series 2016 144A 6.00% 1/1/48 #	5,645,000	3,920,735
Michigan Finance Authority Hospital Revenue
(Trinity Health Credit Group) Series A 3.00% 12/1/49	5,000,000	3,627,200
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,201,100
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,398,704
5.375% 1/1/50	6,250,000	5,323,625
Series A 5.375% 1/1/51	2,000,000	1,695,040
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,935,000	7,274,162
NQ-NQ [5/23] 7/23 (2980419)    13

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
National Finance Authority Revenue
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	$ 1,362,606
Series A 144A 5.625% 7/1/46 #	1,000,000	897,170
Series A 144A 5.75% 7/1/54 #	2,000,000	1,781,320
New Hope, Texas Cultural Education Facilities Finance
(Army Retirement Residence Foundation Project) 6.00% 7/15/57	6,000,000	5,605,440
(Buckingham Senior Living Community, Inc. Project)
Series A-1 7.50% 11/15/37	120,000	92,565
Series A-2 7.50% 11/15/36	745,000	611,153
Series B 2.00% 11/15/61 ~, •	3,088,349	1,261,467
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46	660,000	452,100
Series A1 5.00% 7/1/51	1,575,000	1,078,875
Series B 4.00% 7/1/31	635,000	317,500
Series B 4.75% 7/1/51	1,915,000	957,500
Series C 5.00% 7/1/31	250,000	112,500
Series C 5.25% 7/1/36	350,000	157,500
Series C 5.75% 7/1/51	2,250,000	1,012,500
Series D 6.00% 7/1/26	90,000	36,000
Series D 7.00% 7/1/51	1,350,000	540,000
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	5,000,000	3,854,950
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	8,830,000	6,275,746
(The Outlook at Windhaven Project)
Series A 6.75% 10/1/52	1,000,000	897,350
Series A 6.875% 10/1/57	6,500,000	5,826,145
New Jersey Economic Development Authority
(Black Horse EHT Urban Renewal LLC Project) Series A 144A 5.00% 10/1/39 #	3,125,000	2,248,969
(Lions Gate Project) 5.25% 1/1/44	2,000,000	1,864,160
New York State Dormitory Authority Revenue
(Garnet Health Medical Center) 144A 5.00% 12/1/40 #	1,100,000	1,059,707
14    NQ-NQ [5/23] 7/23 (2980419)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group) Series A 3.125% 11/1/49	5,000,000	$ 3,824,350
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 11/1/49	1,830,000	1,519,522
Orange County, New York Funding Assisted Living Residence Revenue
6.50% 1/1/46	3,600,000	2,845,944
Payne County, Oklahoma Economic Development Authority
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	2,404
Pennsylvania Economic Development Financing Authority
(Tapestry Moon Senior Housing Project) Series 2018A 144A 6.75% 12/1/53 #, ‡	10,495,000	4,001,219
Prince George's County
(Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	1,652,860
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,463,050
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	8,000,000	6,148,160
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	3,830,000	2,750,208
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	650,561
5.50% 12/1/43	1,250,000	1,100,487
St. Louis County, Missouri Industrial Development Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	544,200
Series A 5.125% 8/15/45	1,800,000	1,511,784
NQ-NQ [5/23] 7/23 (2980419)    15

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tarrant County, Texas Cultural Education Facilities Finance
(Air Force Villages Obligated Group Project) 5.00% 5/15/45	5,000,000	$ 4,134,350
(Buckner Senior Living - Ventana Project)
Series A 6.75% 11/15/47	2,250,000	2,244,532
Series A 6.75% 11/15/52	3,300,000	3,258,288
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	1,342,116
Series A 144A 6.125% 10/1/52 #	2,570,000	1,556,469
Topeka City, Kansas Healthcare Facilities
(Brewster Place)
Series A 6.25% 12/1/42	1,500,000	1,481,700
Series A 6.50% 12/1/52	2,000,000	1,971,580
University of North Carolina Board of Governors
5.00% 2/1/49	19,355,000	21,545,018
Westchester County, New York Local Development
(Purchase Senior Learning Community, Inc. Project) Series A 144A 5.00% 7/1/56 #	4,250,000	3,168,757
Westminster Project Revenue
(Lutheran Village Millers Grant)
Series A 5.00% 7/1/24	625,000	626,275
Series A 6.00% 7/1/34	1,000,000	1,008,660
Series A 6.125% 7/1/39	750,000	754,807
Series A 6.25% 7/1/44	2,500,000	2,515,875
Wisconsin Health & Educational Facilities Authority
(Children's Hospital of Wisconsin) 3.00% 8/15/52	3,000,000	2,178,300
(Covenant Communities Project)
Series B 5.00% 7/1/48	1,000,000	763,180
Series B 5.00% 7/1/53	945,000	698,780
Series C 7.00% 7/1/43	1,000,000	715,640
Series C 7.50% 7/1/53	1,000,000	723,200
(St. Camillus Health System)
Series A 5.00% 11/1/39	635,000	541,992
Series A 5.00% 11/1/46	1,000,000	801,730
Series A 5.00% 11/1/54	3,500,000	2,683,030
16    NQ-NQ [5/23] 7/23 (2980419)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	$ 2,333,980
Series A 5.75% 12/1/48	2,576,272	2,248,261
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	888,903
Series A 144A 5.125% 6/1/48 #	1,375,000	1,202,561
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,086,250
Yamhill County, Oregon Hospital Authority
(Friendsview) Series A 5.00% 11/15/56	1,600,000	1,149,232
		300,121,599
Housing Revenue Bonds — 0.86%
City of Dallas, Texas Housing Finance
Residential Development-Senior Lien Series A 6.00% 12/1/62	2,000,000	2,045,540
CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson-Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,022,955
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	5,800,000	3,833,162
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	756,803
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series A 5.00% 10/1/50	10,340,000	10,533,875
		18,192,335
Industrial Development Revenue/Pollution ControlRevenue Bonds — 23.42%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project) 5.75% 8/1/42 (AMT)	2,000,000	2,009,280
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	1,190,000	654,500
Series A 144A 7.75% 7/1/50 #, ‡	20,330,000	11,181,500
NQ-NQ [5/23] 7/23 (2980419)    17

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Arkansas Development Finance Authority Revenue
(Big River Steel Project) 144A 4.50% 9/1/49 (AMT) #	3,665,000	$ 3,256,389
Buckeye, Ohio Tobacco Settlement Financing Authority
(Senior)
Series A-2 3.00% 6/1/48	13,775,000	10,171,322
Series A-2 4.00% 6/1/48	150,000	133,238
Series B-2 5.00% 6/1/55	70,795,000	65,591,567
Calhoun County Navigation Industrial Development Authority Revenue
(Max Midstream Texas, LLC Project) Series A 144A 3.625% 7/1/26 (AMT) #	3,285,000	2,993,358
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) 0.83% 6/1/55 ^	100,000,000	8,777,000
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #, ‡	1,600,000	208,000
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	262,500
(LP Desalination Project) 144A 5.00% 7/1/37 (AMT) #	3,500,000	3,506,370
Children's Trust Fund, Puerto Rico
(Asset-Backed) Series B 0.485% 5/15/57 ^	3,420,000	189,468
District of Columbia Tobacco Settlement Financing
(Capital Appreciation-Asset-Backed)
Series C 0.711% 6/15/55 ^	50,000,000	4,739,000
Series D 0.122% 6/15/55 ^	250,000,000	20,007,500
Erie, New York Tobacco Asset Securitization
(Asset-Backed) Series A 144A 1.504% 6/1/60 #, ^	196,565,000	10,986,018
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series A 144A 7.50% 7/1/57 (AMT) #, •	11,900,000	11,672,472
18    NQ-NQ [5/23] 7/23 (2980419)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Florida Development Finance Surface Transportation Facility Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	14,040,000	$ 13,559,130
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.25% 1/1/49 (AMT) #, •	4,000,000	3,982,800
Series A 144A 6.50% 1/1/49 (AMT) #, •	8,905,000	8,455,030
George L Smith II Georgia World Congress Center Authority
Series A 4.00% 1/1/54	7,650,000	6,192,904
(Convention Center Hotel Second Tier) Series B 144A 5.00% 1/1/54 #	5,000,000	4,037,650
Golden State Tobacco Securitization Settlement Revenue, California
Series B-2 5.117% 6/1/66 ^	345,550,000	35,100,969
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	3,001,020
(Special Facilities Continental Airlines, Inc. Terminal Improvements Projects) Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,006,100
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,150,184
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A 7.00% 3/1/39 (AMT) #	6,835,000	5,162,749
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Asset-Backed)
Series E 144A 0.94% 6/1/57 #, ^	376,610,000	21,933,766
Series F 144A 9.316% 6/1/57 #, ^	243,790,000	12,031,037
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50	10,625,000	10,672,812
Lower Alabama Gas District
(Gas Project Revenue Bonds) Series A 5.00% 9/1/46	4,910,000	4,933,519
Main Street Natural Gas Project Revenue
Series A 4.00% 5/15/39	3,000,000	2,698,500
Series A 5.50% 9/15/23	40,000	40,092
NQ-NQ [5/23] 7/23 (2980419)    19

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Maine Finance Authority Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #	10,950,000	$ 7,167,103
Maricopa County, Arizona Industrial Development Authority
(Commercial Metals Company Project) 144A 4.00% 10/15/47 (AMT) #	8,020,000	6,806,734
Michigan Finance Authority Limited Obligation Revenue
Series B-2 4.97% 6/1/65 ^	10,000,000	983,200
Monroe, New York Tobacco Asset Securitization
(4th Subordinate - Capital Appreciation - Asset-Backed) Series A 144A 0.186% 6/1/61 #, ^	487,500,000	19,100,250
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project) 144A 6.25% 12/15/37 #	2,500,000	2,240,350
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29	4,000,000	4,010,400
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,287,437
New Jersey Tobacco Settlement Financing
Series B 5.00% 6/1/46	4,440,000	4,461,401
New York City, New York Industrial Development Agency
(Queens Baseball Stadium Project) Series A 2.00% 1/1/38 (AGM)	500,000	355,535
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	360,000	403,499
New York Transportation Development Special Facilities Revenue
(American Airlines Inc. John F. Kennedy International Airport Project) 5.375% 8/1/36 (AMT)	1,000,000	1,009,680
(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/37 (AMT)	2,455,000	2,569,010
20    NQ-NQ [5/23] 7/23 (2980419)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	$ 4,515,480
Port of Seattle, Washington Industrial Development Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,000,680
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	2,341,700
Public Finance Authority, Wisconsin
(Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	10,225,000	9,580,825
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	9,406,232
5.25% 12/1/27	2,235,000	2,306,945
5.25% 12/1/28	1,050,000	1,093,281
5.50% 12/1/29	765,000	812,438
San Diego, California Tobacco Settlement Revenue Funding
Series C 4.00% 6/1/32	565,000	555,774
Shoals, Indiana Exempt Facilities Revenue
(National Gypsum Project) 7.25% 11/1/43 (AMT)	1,860,000	1,875,271
St. James Parish, Louisiana
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, •	1,000,000	1,075,260
144A 6.35% 7/1/40 #	3,600,000	3,879,576
Series B 144A 6.10% 12/1/40 #, •	1,630,000	1,752,674
Tennessee State Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	2,940,000	2,927,240
The City Of Hoover (Alabama) Environmental Improvement Revenue Bonds
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	10,250,000	10,379,047
Tobacco Securitization Authority of Southern California
(Capital Appreciation-3rd Subordinate Lien) Series D 2.609% 6/1/46 ^	2,230,000	284,905
NQ-NQ [5/23] 7/23 (2980419)    21

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	$ 2,000,680
Tuscaloosa County, Alabama Industrial Development Authority
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	9,440,000	8,366,106
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	3,305,000	3,360,227
Virginia Tobacco Settlement Financing
Series A-1 6.706% 6/1/46	11,105,000	10,128,316
Series B-1 5.00% 6/1/47	2,000,000	1,860,080
Series C 2.949% 6/1/47 ^	95,170,000	23,845,795
Series D 2.20% 6/1/47 ^	179,085,000	43,444,230
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	2,880,000
		492,365,105
Lease Revenue Bonds — 3.93%
Baltimore, Maryland Special Obligation Subordinate Revenue
(Harbor Point Project) 5.00% 6/1/51	1,000,000	944,100
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	1,879,763
Los Angeles County Public Works Financing Authority
Series A 3.00% 12/1/50	11,000,000	8,481,660
Metropolitan Pier & Exposition Authority Revenue, Illinois
(McCormick Place Expansion Project) Series B 4.952% 12/15/54 (BAM) ^	3,535,000	749,597
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/52	8,305,000	7,317,120
Series A 5.00% 6/15/50	4,135,000	4,156,874
Series A 5.00% 6/15/57	3,975,000	3,965,261
Series B 5.03% 12/15/54 ^	9,820,000	1,940,138
22    NQ-NQ [5/23] 7/23 (2980419)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Transportation Trust Fund Authority
5.50% 6/15/50	4,250,000	$ 4,636,325
Series AA 4.00% 6/15/50	2,945,000	2,735,021
(Transportation Program)
Series AA 5.00% 6/15/25	1,000,000	1,029,270
Series AA 5.00% 6/15/44	2,900,000	2,916,066
(Transportation System) Series BB 4.00% 6/15/46	1,000,000	940,190
New Jersey Transportation Trust Fund Authority Revenue
(Transportation System) Series A 4.991% 12/15/39 ^	5,290,000	2,627,808
New York Liberty Development Revenue
(4 World Trade Center Project) Series A 3.00% 11/15/51	5,750,000	4,101,992
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	14,500,000	14,237,550
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	14,500,000	14,685,600
Phoenix, Arizona Industrial Development Authority Lease Revenue
5.125% 2/1/34	1,000,000	992,660
5.375% 2/1/41	1,300,000	1,274,689
University of Missouri Industrial Development Authority Revenue
(Markets At Olive Project) Series A 5.50% 6/15/42	3,000,000	2,978,940
		82,590,624
Local General Obligation Bond — 0.04%
Chicago, Illinois
Series A 5.50% 1/1/49	770,000	797,974
		797,974
Local General Obligation Bonds — 2.39%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,320,926
Series 2005D 5.50% 1/1/40	3,000,000	3,046,980
Series 2007E 5.50% 1/1/42	1,900,000	1,925,403
Series 2007F 5.50% 1/1/42	1,250,000	1,266,712
Series A 5.25% 1/1/38	2,295,000	2,448,283
Series A 5.50% 1/1/39	2,660,000	2,878,306
Series A 5.50% 1/1/40	2,160,000	2,325,586
NQ-NQ [5/23] 7/23 (2980419)    23

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois
Series C 5.00% 1/1/26	500,000	$ 516,215
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	2,696,625
Series B 4.00% 12/1/41	2,000,000	1,787,540
Series G 5.00% 12/1/44	2,545,000	2,477,888
Series H 5.00% 12/1/46	4,225,000	4,083,336
(Dedicated Revenues)
Series A 5.00% 12/1/42	7,690,000	7,393,551
Series B 4.00% 12/1/40	4,500,000	4,055,040
Lodi Unified School District
Series 2020 3.00% 8/1/43	2,750,000	2,238,995
MIDA Golf and Equestrian Center Public Infrastructure District
144A 4.50% 6/1/51 #	4,835,000	3,692,586
144A 4.625% 6/1/57 #	4,690,000	3,531,664
Rochester, Minnesota Independent School District No. 535
(Rochester Public Schools) Series A 4.00% 2/1/30	565,000	591,431
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	1,000,000	870,400
		50,147,467
Pre-Refunded/Escrowed to Maturity Bonds — 1.82%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37-27 (AMT) §	2,800,000	3,203,592
District of Columbia Revenue
(KIPP Charter School) 6.00% 7/1/48-23 §	1,450,000	1,452,726
Florida Development Finance Revenue
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33-23 §	490,000	491,975
Foothill-Eastern Transportation Corridor Agency Revenue
Series A 6.00% 1/15/49-24 §	7,690,000	7,822,498
Henderson, Nevada Public Improvement Trust
(Touro College & University System) Series A 5.50% 1/1/39-24 §	560,000	572,017
Kanawha, West Virginia
(West Virginia University Foundation Project) 144A 6.75% 7/1/45-23 #, §	2,500,000	2,506,075
24    NQ-NQ [5/23] 7/23 (2980419)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Kentucky Public Transportation Infrastructure Authority
(First Tier - Downtown Crossing)
Series A 5.75% 7/1/49-23 §	1,800,000	$ 1,802,394
Series A 6.00% 7/1/53-23 §	1,290,000	1,291,948
Nampa, Idaho Development Revenue
144A 5.00% 9/1/31-24 #, §	2,940,000	3,053,249
New Jersey Economic Development Authority Special Facility Revenue
Series WW 5.25% 6/15/30-25 §	5,000,000	5,209,100
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23 §	1,420,000	1,439,369
7.125% 11/1/43-23 §	2,500,000	2,534,100
Washington State Housing Finance Commission
(Heron's Key)
Series A 144A 7.00% 7/1/45-25 #, §	1,000,000	1,064,200
Series A 144A 7.00% 7/1/50-25 #, §	3,625,000	3,857,725
Wisconsin Public Finance Authority Revenue
(Rose Villa Project) Series A 144A 5.75% 11/15/44-24 #, §	2,000,000	2,055,880
		38,356,848
Resource Recovery Revenue Bonds — 0.43%
Brazoria County, Texas Industrial Development Solid Waste Disposal Facilities Revenue
(Aleon Renewable Metals, LLC Project) 144A 10.00% 6/1/42 (AMT) #, •	3,000,000	2,866,560
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(Last Step Recycling Project) Series A 144A 6.50% 6/1/51 (AMT) #	1,500,000	1,121,145
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	7,800,000	5,091,918
		9,079,623
Special Tax Revenue Bonds — 14.61%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.25% 5/1/42 #	6,530,000	6,429,634
NQ-NQ [5/23] 7/23 (2980419)    25

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Celebration Pointe, Florida Community Development District No 1
5.125% 5/1/45	2,460,000	$ 2,382,781
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	998,170
144A 5.40% 3/1/45 #	2,000,000	1,997,600
City & County of San Francisco, California Special Tax District No 2020-1
(Federally Taxable) Series B 144A 5.25% 9/1/49 #	1,000,000	713,920
Commonwealth of Puerto Rico
3.817% 11/1/51 •	14,007,998	5,603,199
(Restructured) 3.129% 11/1/43 •	55,571,192	27,160,420
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	6,655,000	6,201,794
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A 5.50% 11/1/44	3,750,000	3,551,288
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	63,244,919	52,335,170
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	1,725,280
Guam Government Business Privilege Tax Revenue
Series F 4.00% 1/1/42	2,500,000	2,199,800
Henderson, Nevada Local Improvement Districts
(Black Mountain Ranch)
3.00% 9/1/36	300,000	223,146
3.50% 9/1/45	720,000	512,928
4.00% 9/1/51	500,000	388,495
Hickory Chase Community Authority Revenue, Ohio
(Hickory Chase Project) Senior Series A 144A 5.00% 12/1/40 #	1,355,000	1,208,877
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) Series C 144A 7.00% 9/15/44 #	3,005,000	2,727,939
26    NQ-NQ [5/23] 7/23 (2980419)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Juban Crossing Economic Development District, Louisiana
(Road Projects) Series A 144A 7.00% 9/15/44 #	1,800,000	$ 1,634,040
Las Vegas, Nevada
(Villages At Tule Springs Village 1)
144A 5.50% 6/1/37 #	750,000	750,525
144A 5.75% 6/1/42 #	1,100,000	1,097,470
144A 5.75% 6/1/47 #	1,575,000	1,542,886
144A 6.00% 6/1/52 #	1,800,000	1,803,708
Massachusetts Bay Transportation Authority
(Sustainability Bonds) Series A 5.00% 7/1/52	5,000,000	5,478,700
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	2,655,000	2,619,795
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	500,000	495,995
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	954,810
Series A 5.50% 8/1/35	1,300,000	1,212,419
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Fiscal 2020 Subordinate Series A-3 3.00% 5/1/45	5,000,000	3,937,900
Series A-1 5.25% 8/1/42	6,425,000	7,192,980
Series B-1 3.00% 8/1/48	6,605,000	5,047,475
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series E 3.00% 3/15/50	5,000,000	3,780,300
Series E 4.00% 3/15/48	4,000,000	3,888,840
New York State Thruway Authority
Series A-1 3.00% 3/15/50	3,640,000	2,757,227
Series A-1 4.00% 3/15/55	2,000,000	1,916,900
Series A-1 4.00% 3/15/56	2,380,000	2,275,613
New York State Urban Development
Series E 3.00% 3/15/50	2,500,000	1,869,100
(General Purpose) Series A 3.00% 3/15/50	3,310,000	2,474,688
NQ-NQ [5/23] 7/23 (2980419)    27

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project) 7.00% 7/1/32	1,955,000	$ 1,958,128
Prairie Center Metropolitan District No 3
Series A 144A 5.00% 12/15/41 #	2,000,000	1,956,680
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	5,065,000	4,361,269
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.607% 7/1/46 ^	78,170,000	21,124,661
Series A-1 4.75% 7/1/53	50,505,000	46,830,761
Series A-1 5.00% 7/1/58	4,988,000	4,778,205
Series A-1 5.944% 7/1/51 ^	75,182,000	14,972,495
Series A-2 4.536% 7/1/53	1,022,000	914,751
Series A-2 4.784% 7/1/58	10,622,000	9,784,031
Series B-1 4.75% 7/1/53	135,000	125,187
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	575,000	563,385
San Francisco, California Bay Area Rapid Transit District Sales Tax Revenue
Series A 3.00% 7/1/44	2,000,000	1,633,220
St. Louis County, Missouri Industrial Development Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	962,650
Series A 144A 5.25% 9/1/45 #	3,540,000	3,168,017
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	335,000	335,000
Tampa, Florida Capital Improvement Cigarette Tax Allocation
(H. Lee Moffitt Cancer Center Project) Series A 0.363% 9/1/53 ^	12,095,000	2,538,378
Verve Metropolitan District No 1
6.50% 12/1/43	4,365,000	4,027,018
6.75% 12/1/52	4,000,000	3,654,320
28    NQ-NQ [5/23] 7/23 (2980419)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Mclemore Hotel & Conference Center)
Series A 144A 4.50% 6/1/56 #	13,000,000	$ 9,582,950
Series B 144A 6.50% 6/1/56 #	1,000,000	804,580
Wyandotte County, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	4,690,000	3,986,031
		307,153,529
State General Obligation Bonds — 6.49%
California State
(Forward Delivery) 4.00% 9/1/29	3,950,000	4,196,440
(Various Purpose)
5.00% 11/1/30	1,030,000	1,188,929
5.25% 10/1/50	9,000,000	10,214,820
Commonwealth of Massachusetts
Series B 5.00% 1/1/32	5,000,000	5,461,500
Series D 4.00% 11/1/35	5,000,000	5,228,750
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	5,759,631	5,012,607
Series A-1 4.00% 7/1/41	30,381,837	25,447,523
Series A-1 4.00% 7/1/46	34,894,861	28,214,589
Illinois State
5.00% 1/1/28	1,190,000	1,235,351
5.00% 11/1/36	2,245,000	2,305,638
5.50% 5/1/39	6,000,000	6,552,600
Series A 5.00% 4/1/38	2,805,000	2,812,461
Series A 5.125% 12/1/29	1,310,000	1,400,966
Series A 5.50% 3/1/47	9,700,000	10,495,885
Series B 3.00% 12/1/41	2,605,000	2,071,392
Series C 4.00% 10/1/41	400,000	377,316
Series C 4.00% 10/1/42	2,900,000	2,712,428
Series C 5.00% 11/1/29	4,600,000	4,894,676
(Rebuild Illinois Program) Series B 4.00% 11/1/35	2,000,000	1,999,000
New Jersey State
Series A 4.00% 6/1/32	2,080,000	2,219,942
Washington State
Series A 5.00% 8/1/44	4,540,000	4,967,396
NQ-NQ [5/23] 7/23 (2980419)    29

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Washington State
Series A-2 5.00% 8/1/43	6,635,000	$ 7,343,220
		136,353,429
Transportation Revenue Bonds — 6.97%
Atlanta, Georgia Airport Revenue
Series B 5.00% 7/1/52 (AMT)	2,000,000	2,078,920
California Municipal Finance Authority Senior Lien
(LINXS APM Project) Series A 4.00% 12/31/47 (AMT)	7,500,000	6,611,250
Chicago, Illinois O'Hare International Airport
(General-Airport-Senior Lien) Series B 4.00% 1/1/44	3,000,000	2,903,670
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	4,544,800
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series A 144A 7.25% 7/1/57 (AMT) #, •	5,000,000	5,082,450
Foothill-Eastern Transportation Corridor Agency Revenue
(Senior Lien) Series A 4.00% 1/15/46	3,560,000	3,374,524
Foothill-Eastern, California Transportation Corridor Agency Revenue
Series B-2 3.50% 1/15/53 (AGM)	2,000,000	1,689,240
Georgia Ports Authority
4.00% 7/1/52	4,000,000	3,901,720
Grand Parkway Transportation
(First Tier) 3.00% 10/1/50	3,500,000	2,450,945
Illinois State Toll Highway Authority Revenue
Series A 5.00% 1/1/44	10,000,000	10,835,400
Los Angeles Department of Airports
(Los Angeles International Airport) Series F 3.00% 5/15/49 (AMT)	3,030,000	2,199,962
Metropolitan Nashville Airport Authority
Series B 5.50% 7/1/52 (AMT)	1,500,000	1,618,155
Metropolitan Transportation Authority Revenue, New York
Subordinate Series C-1 5.25% 11/15/55	5,000,000	5,163,700
30    NQ-NQ [5/23] 7/23 (2980419)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York State Thruway Authority
Series B 3.00% 1/1/53 (BAM)	3,410,000	$ 2,449,335
New York Transportation Development Special Facilities Revenue
(Delta Airlines Inc. LaGuardia Airport Terminals C & D Redevelopment Project)
4.375% 10/1/45 (AMT)	16,840,000	15,975,434
5.00% 10/1/40 (AMT)	3,400,000	3,444,914
(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/41 (AMT)	4,920,000	5,074,390
Pennsylvania Turnpike Commission Revenue
Series C 3.00% 12/1/51	1,700,000	1,198,925
Phoenix, Arizona Civic Improvement
(Junior Lien) Series A 5.00% 7/1/40	30,000	30,620
Port Beaumont, Texas Navigation District Dock & Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project) Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,129,433
Port of Seattle, Washington Intermediate Lien Revenue
(Private Activity)
Series B 4.00% 8/1/47 (AMT)	2,250,000	2,026,417
Series B 5.50% 8/1/47 (AMT)	3,000,000	3,249,210
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	10,000,000	9,612,500
Series C 6.80% 7/1/53	35,455,000	21,627,195
San Diego County, California Regional Airport Authority
Series B 4.00% 7/1/56 (AMT)	3,000,000	2,700,750
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue) Series B 5.00% 1/1/48 (AMT)	2,000,000	2,009,600
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	23,780,000	23,507,243
		146,490,702
NQ-NQ [5/23] 7/23 (2980419)    31

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 1.41%
Chicago, Illinois Waterworks Revenue
(Second Lien) 5.00% 11/1/26	180,000	$ 189,461
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,557,825
(Sub Lien-Warrants) Series D 7.00% 10/1/51	5,000,000	5,291,150
King County, Washington Sewer Revenue
Series A 4.00% 1/1/52	5,000,000	4,733,900
New York City Municipal Water Finance Authority
Subseries AA-1 3.00% 6/15/51	5,800,000	4,306,384
Subseries BB-1 3.00% 6/15/44	8,750,000	6,977,425
Tampa, Florida Water & Wastewater System Revenue
(Green Bonds) Series A 5.25% 10/1/57	5,000,000	5,523,900
		29,580,045
Water & Sewer Revenue Bonds — 0.14%
Chicago, Illinois Waterworks Revenue
(Second Lien) 5.00% 11/1/28	30,000	31,245
Irvine Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project) Series A 4.00% 9/1/58 (BAM)	3,000,000	2,854,890
		2,886,135
Total Municipal Bonds (cost $2,184,559,444)		2,064,143,721

Short-Term Investments — 0.86%
Variable Rate Demand Notes — 0.86%¤
Los Angeles, California Department of Water & Power Revenue
Series A-2 2.85% 7/1/45 (SPA - Barclays Bank)•	2,900,000	2,900,000
Metropolitan Washington, D.C. Airports Authority
Series D-2 3.85% 10/1/39 (LOC - TD Bank N.A.)•	950,000	950,000
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 3.75% 11/15/48 (LOC – Wells Fargo Bank N.A.)•	2,100,000	2,100,000
New York City Municipal Water Finance Authority
Series CC 3.85% 6/15/41 •	8,000,000	8,000,000
32    NQ-NQ [5/23] 7/23 (2980419)

(Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Phoenix, Arizona Industrial Development Authority
(Mayo Clinic) Series B 3.85% 11/15/52 (SPA - Northern Trust)•	4,125,000	$ 4,125,000
Total Short-Term Investments (cost $18,075,000)		18,075,000
Total Value of Securities—99.06% (cost $2,202,634,444)		2,082,218,721

Receivables and Other Assets Net of Liabilities—0.94%		19,851,323
Net Assets Applicable to 211,324,764 Shares Outstanding—100.00%		$2,102,070,044
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2023, the aggregate value of Rule 144A securities was $516,174,432, which represents 24.56% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at May 31, 2023.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2023.
NQ-NQ [5/23] 7/23 (2980419)    33

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
BB – Barclays Bank
ICE – Intercontinental Exchange, Inc.
KIPP – Knowledge is Power Program
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
USD – US Dollar
34    NQ-NQ [5/23] 7/23 (2980419)